Significant Accounting Policies - Summary of Reconciliation Between IFRS and IFRS-EU (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of changes in accounting estimates [line items]
Equity	€ 22,567	€ 24,102	€ 24,341	€ 26,250
Shareholders' equity, adjustment of EU 'IAS 39' carve-out	399	368	510
Shareholders' equity, tax effect of the adjustment	(81)	(83)	(117)
Shareholders' equity, effect of the adjustment after tax	318	285	393
Net income, adjustment of EU 'IAS 39' carve-out	31	(142)	195
Net income, tax effect of the adjustment	3	34	(47)
Net income, effect of the adjustment after tax	34	(108)	149
In accordance with IFRS [member]
Disclosure of changes in accounting estimates [line items]
Equity	19,225	20,288	20,520
Net income	711	2,469	438
In accordance with IFR5-EU [member]
Disclosure of changes in accounting estimates [line items]
Equity	19,543	20,573	20,913
Net income	€ 744	€ 2,361	€ 586